Statements of Operations (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended			42 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Revenues
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Expenses
Development expense	7,288	2,102	11,540	37,341	32,406	89,561
Development expense—affiliate	394	877	1,392	2,955	4,049	9,989
General and administrative expense	3,346	1,680	3,305	1,359	49	4,715
General and administrative expense—affiliate	35,429	37,923	93,064	33,951	0	127,015
Terminal use agreement maintenance expense	14,433	12,902	26,228	10,058	0	36,286
Terminal use agreement maintenance expense—affiliate	337	0	394	0	0	394
Depreciation expense	361	86	213	119	7	339
Operating and maintenance expense	2,035	0
Operating and maintenance expense—affiliate	5	0
Total expenses	63,628	55,570	136,136	85,783	36,511	268,299
Loss from operations	(63,628)	(55,570)	(136,136)	(85,783)	(36,511)	(268,299)
Other income (expense)
Interest expense, net	0	(12,239)	(10,796)	(139)	0	(10,935)
Loss on early extinguishment of debt	(114,335)	(80,510)	(131,576)	0	0	(131,576)
Derivative gain (loss), net	(95,178)	77,696	83,266	679	0	83,945
Other income	(176)	577	752	86	0	838
Total other income (expense)	(209,689)	(14,476)	(58,354)	626	0	(57,728)
Net loss	$ (273,317)	$ (70,046)	$ (194,490)	$ (85,157)	$ (36,511)	$ (326,027)